Exhibit G.1.b.1 (b)

APPENDIX C

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TERM TRUST

TERM PREFERRED SHARES
6.95% SERIES 2029 CONVERTIBLE PREFERRED SHARES

This Appendix establishes a Series of Term Preferred Shares of XAI Octagon Floating Rate & Alternative Income Term Trust (the “Trust”). Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Term Preferred Shares in those “Statement of Preferences” dated March 23, 2021 (the “Statement of Preferences”). This Appendix has been adopted by resolution of the Board of Trustees or a duly authorized committee thereof on October 6, 2023. Capitalized terms used herein but not defined herein have the respective meanings set forth in the Statement of Preferences.

DESIGNATION

Term Preferred Shares, 6.95% Series 2029 Convertible Preferred Shares: A series of 1,200,000 Preferred Shares classified as Term Preferred Shares is hereby designated as the “6.95% Series 2029 Convertible Preferred Shares.” Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and distributions, conversion privilege, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Trust’s Declaration of Trust and the Statement of Preferences (except as the Statement of Preferences may be expressly modified by this Appendix), as are set forth in this Appendix C. The 6.95% Series 2029 Convertible Preferred Shares shall constitute a separate series of Preferred Shares and of the Term Preferred Shares.

The following terms and conditions shall apply solely to the 6.95% Series 2029 Convertible Preferred Shares:

Section 1. Number of Authorized Shares of Series; Designation of Sub-Series.

The number of authorized shares of 6.95% Series 2029 Convertible Preferred Shares is 1,200,000.

The 6.95% Series 2029 Convertible Preferred Shares shall be divided into a number of sub-series (each a “Sub-Series”) as determined by the Board of Trustees of the Trust or pursuant to their delegated authority.

Upon each subsequent issuance date of Shares of 6.95% Series 2029 Convertible Preferred Shares, as determined by the Board of Trustees of the Trust or pursuant to their delegated authority, the shares issued on such date shall be designated as a separate Sub-Series. Each share of each Sub-Series shall be identical.

Each Sub-Series shall be listed on Annex I to this Appendix C, which shall be amended or supplemented in connection with each designation of a Sub-Series.

The shares of each Sub-Series shall rank on parity with shares of each other Sub-Series and with shares of any other series of Term Preferred Shares and any other series of Preferred Shares as to the payment of dividends and distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust.

Section 2. Date of Original Issue with respect to each Sub-Series.

The Date of Original Issue with respect to each Sub-Series shall be set forth on Annex I to this Appendix C.

Section 3. Fixed Dividend Rate Applicable to Series.

The Fixed Dividend Rate is 6.95%.

Section 4. Liquidation Preference Applicable to Series.

The Liquidation Preference is $25.00 per share.

Section 5. Term Redemption Date Applicable to Series.

The Term Redemption Date is June 30, 2029.

Section 6. Optional Redemption Premium Applicable to Series.

There is no optional redemption premium applicable to the Series.

Section 7. Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are January 31, April 30, July 31, and October 31 (or, if any such day is not a Business Day, then on the next succeeding Business Day).

Section 8. Non-Call Period Applicable to Series.

The Non-Call Period is the period beginning on the Date of Original Issue with respect to Sub-Series A as set forth on Annex I to this Appendix C and ending at the close of business on the date that is 18 months after the Date of Original Issue of such Sub-Series.

Section 9. Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the Statement of Preferences are hereby amended as follows:

Not applicable.

Section 10. Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Closing Sale Price” of the Common Shares on any date means the closing sale price per share (or if no closing sale price is reported, the average of the bid and ask prices or, if more than one in either case, the average of the average bid and the average ask prices) at 4:00 p.m. (New York City time) on that date as reported in composite transactions for the principal U.S. national securities exchange on which the Common Shares are traded.

“Convertibility Date” means, with respect to each Sub-Series, the Convertibility Date for such Sub-Series as set forth on Annex I of this Appendix C, which shall be the date six-months after the Date of Original Issue with respect to such Sub-Series.

“Conversion Price” means the greater of (i) the Market Price or (ii) the Trust’s most recently reported net asset value per Common Share immediately prior to the relevant Exercise Date; provided, that the Trust shall use commercially reasonable efforts to publicly report a net asset value each Business Day; and provided, however, if as of any Exercise Date, the Common Shares are not listed or quoted on a United States securities exchange or automated quotation system, the Conversion Price shall be the Trust’s most recently reported net asset value per Common Share immediately prior to the relevant Exercise Date.

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“Dividend Period” means, with respect to each Sub-Series of 6.95% Series 2029 Convertible Preferred Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Sub-Series and ending on, but excluding, the next Dividend Payment Date, and for each subsequent Dividend Period, the period beginning on and including the Dividend Payment Date for the previous Dividend Period and ending on, but excluding, the next Dividend Payment Date.

“Eagle Point” means Eagle Point Credit Management LLC or any Person controlled by Eagle Point Holdings LP, Eagle Point’s ultimate parent company.

“EP Accounts” means any funds and accounts managed by Eagle Point.

“Market Disruption Event” means any suspension of, or limitation imposed on, trading of the Common Shares by any exchange or quotation system on which the VWAP is determined pursuant to the definition of the term “VWAP” (the “Relevant Exchange”) during any period or periods aggregating one half-hour or longer during the regular trading session on the relevant day and whether by reason of movements in price exceeding limits permitted by the Relevant Exchange as to securities generally, or otherwise relating to the Common Shares on the Relevant Exchange.

“Market Price” means per Common Share, as of any Exercise Date, the arithmetic average of the VWAP per Common Share for each of the five (5) consecutive full Trading Days ending on the Trading Day immediately preceding such Exercise Date.

“Minimum Conversion Shares” means, as of any Exercise Date, the lesser of (i) 10,000 6.95% Series 2029 Convertible Preferred Shares or (ii) the total number of 6.95% Series 2029 Convertible Preferred Shares held by all holders exercising their option to convert on such Exercise Date and eligible for conversion on such Exercise Date.

“Non-Listing Event” means that the Trust’s Common Shares shall have failed to be publicly-traded on the New York Stock Exchange, the Nasdaq Capital Market, the Nasdaq Global Select Market or the Nasdaq Global Market for a period of twenty (20) consecutive Trading Days.

“Qualifying Transaction” means the merger or consolidation of the Trust with a closed-end investment company or business development company or the sale or transfer of all or substantially all of the Trust’s assets to a closed-end investment company or business development company, in which (a) the Trust is the successor entity or the successor entity’s common shares are publicly traded on the New York Stock Exchange, the Nasdaq Capital Market, the Nasdaq Global Select Market or the Nasdaq Global Market and have an average daily trading volume that is equal to or greater than the average daily trading volume of the Common Shares over the ninety (90) Trading Days immediately preceding the approval of the transaction by the Board of Trustees of the Trust, and (b) if the Trust is not the successor entity, the successor entity issues to the holders of 6.95% Series 2029 Convertible Preferred Shares preferred shares with terms that are substantially identical to the terms of the 6.95% Series 2029 Convertible Preferred Shares.

“Record Date” means, with respect to each 6.95% Series 2029 Convertible Preferred Share, the close of business on the January 15, April 15, July 15 or October 15, immediately preceding the applicable Dividend Payment Date (or, if any such day is not a Business Day, then on the next succeeding Business Day).

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“Relevant Exchange” has the meaning set forth in the definition of the term “Market Disruption Event.”

“Reorganization Transaction” means a merger or consolidation of the Trust with any other closed-end investment company or business development company or the sale or transfer of all or substantially all of the Trust’s assets to any other closed-end investment company or business development company; provided that a Qualifying Transaction shall not be a Reorganization Transaction.

“Trading Day” means a Business Day on which the Relevant Exchange is scheduled to be open for business and, other than with respect to determination of a Delisting Event, on which there has not occurred a Market Disruption Event.

“Voting Security” has the meaning set forth in Section 2(a)(42) of the 1940 Act.

“VWAP” per Common Share on any Trading Day means the per share volume-weighted average price as displayed under the heading Bloomberg VWAP on Bloomberg (or, if Bloomberg ceases to publish such price, any successor service reasonably agreed by the Trust and Eagle Point; provided that reporting prepared for the Trust by the then-current Designated Market Maker for the Common Shares shall be considered reasonably agreed by both the Trust and Eagle Point) page “XFLT US<Equity>VAP” (or its equivalent successor if such page is not available) in respect of the period from the open of trading on the relevant Trading Day until the close of trading on such Trading Day (or if such volume-weighted average price is unavailable, the average Closing Sale Price for the five Trading Days immediately prior to giving notice of conversion).

Section 11. Amendments to Terms of Term Preferred Shares Applicable to the Series.

The provisions contained in Section 2.9 under the heading “Terms Applicable to all Series of Term Preferred Shares” in the Statement of Preferences are hereby amended and restated with respect to the 6.95% Series 2029 Convertible Preferred Shares as follows:

(a)       Share Certificates. A register shall be kept at the offices of the Trust or any transfer agent duly appointed by the Trustees under the direction of the Trustees which shall contain the names and addresses of the Holders of the 6.95% Series 2029 Convertible Preferred Shares and the number of shares of each Sub-Series of 6.95% Series 2029 Convertible Preferred Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the shares of each Sub-Series of 6.95% Series 2029 Convertible Preferred Share and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of a Holder of the 6.95% Series 2029 Convertible Preferred Shares. No Holder of the 6.95% Series 2029 Convertible Preferred Shares shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him as herein provided, until he, she or it has given his, her or its address to a transfer agent or such other officer or agent of the Trustees as shall keep the register for entry thereon.

Section 12. Additional Terms and Provisions Applicable to the Series.

The following provisions shall be incorporated into and be deemed part of the Statement of Preferences:

(a)          Conversion of Shares.

(i)       Conversion Privilege. Subject to and upon compliance with the provisions of this Section 12(a) each holder of a share of a Sub-Series of 6.95% Series 2029 Convertible Preferred Shares shall have the right, at such holder’s option, to convert any such share, at any time on or after the Convertibility Date applicable to such Sub-Series and prior to the close of business on the Business Day immediately preceding the Term Redemption Date, into such number of Common Shares equal to the Liquidation Preference of the 6.95% Series 2029 Convertible Preferred Share plus an amount equal to all unpaid dividends and distributions on such Share accumulated to (but excluding) the Exercise Date, divided by the Conversion Price (subject to, and in accordance with, the settlement provision of Section 12(a)(ii), the “Conversion Obligation”).

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(ii)       Conversion Procedures; Settlement Upon Conversion.

(A)       In connection with the conversion of any 6.95% Series 2029 Convertible Preferred Shares, such holder shall complete, sign and deliver (including via facsimile, .pdf attachment or other electronically transmitted signature thereof (including DocuSign or Adobe Sign)) an irrevocable notice to the Trust as set forth in Annex II to this Appendix C) (a “Notice of Conversion”) and state in writing therein the number of Shares of each Sub-Series of 6.95% Series 2029 Convertible Preferred Shares to be converted.

On any single Exercise Date, converting holders must surrender for conversion an aggregate number of 6.95% Series 2029 Convertible Preferred Shares equal to or greater than the Minimum Conversion Shares. If more than one 6.95% Series 2029 Convertible Preferred Share shall be surrendered for conversion at one time by the same holder on a single Exercise Date, the Conversion Obligation with respect to such shares shall be computed on the basis of the aggregate Liquidation Preference plus an amount equal to all unpaid dividends and distributions on such shares accumulated to (but excluding) the Exercise Date, so surrendered on such Exercise Date by such holder.

(B)       A share shall be deemed to have been converted immediately prior to the close of business on the Business Day (the “Exercise Date”) that the holder has complied with the requirements set forth in subsection (A) above. By the close of business on the second Business Day immediately following the Exercise Date, the Trust shall (1) update the register maintained by the Trust pursuant to Section 11(a) to reflect the change in the number of shares of each applicable Sub-Series outstanding and held by such holder as a result of the conversion and (2) issue or cause to be issued, and deliver to such holder of converted 6.95% Series 2029 Convertible Preferred Shares a book-entry transfer through the Depository Trust Company for the full number of Common Shares to which such holder shall be entitled in satisfaction of the Conversion Obligation; provided that if the Trust shall fail to fulfill the obligations in clauses (1) and (2) above by the close of business on the second Business Day immediately following the Exercise Date, the dividends payable on the Convertible Preferred Shares of any Sub-Series of which one or more Shares was surrendered for conversion on such Exercise Date shall increase to a rate per annum that is 2.00% above the Fixed Dividend Rate stated in Section 3 until the date on which the obligations set forth in clauses (1) and (2) above have been satisfied. All Common Shares to be issued upon conversion of 6.95% Series 2029 Convertible Preferred Shares shall be fully paid and nonassessable by the Trust and free from all taxes, liens and charges with respect to the issue thereof.

(D)       No fractional Common Shares or scrip representing fractional Common Shares shall be issued upon conversion of any 6.95% Series 2029 Convertible Preferred Shares into Common Shares. In lieu of fractional shares otherwise issuable, the converting holder will be entitled to receive an amount in cash equal to the fraction of Common Share multiplied by the applicable Conversion Price. In order to determine whether the number of Common Shares to be delivered to a holder upon the conversion of such holder’s 6.95% Series 2029 Convertible Preferred Shares will include a fractional share, such determination shall be based on the aggregate number of 6.95% Series 2029 Convertible Preferred Shares of such holder that are being converted on any single Exercise Date.

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(D)        If a holder submits a 6.95% Series 2029 Convertible Preferred Share for conversion, the Trust shall pay any documentary, stamp or similar issue or transfer tax due on the issue of the Common Shares upon conversion.

(E)       The Person in whose name the certificate for any Common Shares delivered upon conversion is registered shall be treated as a shareholder of record as of the close of business on the relevant Exercise Date. Upon a conversion of 6.95% Series 2029 Convertible Preferred Shares, the rights of the converting holder with respect to the 6.95% Series 2029 Convertible Preferred Shares being converted shall cease, except that the holder thereof shall thereafter have and retain (i) the right to receive Common Shares in respect of the converted 6.95% Series 2029 Convertible Preferred Shares and cash in lieu of fractional shares, and (ii) the right to vote such 6.95% Series 2029 Convertible Preferred Shares in connection with any matters submitted to a vote of Shareholders or to receive distributions with respect to such 6.95% Series 2029 Convertible Preferred Share, in each case as to which the applicable record date established by the Board of Trustees for determining Shareholders entitled to vote on such matter or entitled to receive distributions, as the case may be, shall occur prior to the Exercise Date.

(H)       Notwithstanding anything to the contrary herein, no holder shall exercise its conversion privilege or be entitled to receive Common Shares upon the exercise of its conversion privilege to the extent (but only to the extent) that the receipt of such Common Shares would cause EP Accounts, in the aggregate, to become, directly or indirectly, “beneficial owners” (within the meaning of Section 13(d) of the Exchange Act and the rules and regulations promulgated thereunder) of more than 4.9% of the Common Shares outstanding at such time (the “EP Account Ownership Limitation”). In addition, notwithstanding anything to the contrary herein, no holder that is an investment company (as defined in the 1940 Act) or would be an investment company but for Section 3(c)(1) or 3(c)(7) of the 1940 Act shall exercise its conversion privilege or be entitled to receive Common Shares upon the exercise of its conversion privilege, to the extent (but only to the extent) that the receipt of such Common Shares would cause such holder to become, directly or indirectly, a beneficial owner of more than 3% of the Voting Securities of the Trust (together with the EP Account Ownership Limitation, the “Ownership Limitations”). Any purported conversion of 6.95% Series 2029 Convertible Preferred Shares shall be void and have no effect to the extent (but only to the extent) that delivery of Common Shares upon such conversion would result in the converting holder or the EP Accounts becoming the beneficial owner of Common Shares in excess of an Ownership Limitation.

(b)          Mandatory Redemption.

(i)       Non-Listing Event Mandatory Redemption. Upon the occurrence of a Non-Listing Event, the Trust shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on the next Business Day immediately following the occurrence of a Non-Listing Date, fix a redemption date (which date shall be no later than 30 days after the occurrence of the Non-Listing Event) and proceed to redeem all of the outstanding 6.95% Series 2029 Convertible Preferred Shares in accordance with the procedures for redemption set forth in Sections 2.5(d) – (f) of the Statement of Preferences and at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and distributions on such share accumulated to (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Trust, but excluding interest thereon).

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(ii)       Reorganization Transaction Mandatory Redemption. In the case of a Reorganization Transaction, the Trust shall, prior to the closing of the Reorganization Transaction, fix a redemption date and proceed to redeem all of the outstanding 6.95% Series 2029 Convertible Preferred Shares in accordance with the procedures for redemption set forth in Sections 2.5(d) – (f) of the Statement of Preferences prior to such closing and at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and distributions on such share accumulated to (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Trust, but excluding interest thereon).

(c)       Irrevocable Proxy. To the fullest extent permitted by applicable law, each holder may in its discretion grant an irrevocable proxy.

(d)       Transfer. Unless approved in writing by the Trust, a holder may not sell, transfer, convey, assign or otherwise dispose of 6.95% Series 2029 Convertible Preferred Shares. Any transfer in violation of the foregoing restrictions shall be void ab initio and any transferee of 6.95% Series 2029 Convertible Preferred Shares transferred in violation of the foregoing restrictions shall be deemed to agree to hold all payments it received on any such improperly transferred 6.95% Series 2029 Convertible Preferred Shares in trust for the benefit of the transferor of such 6.95% Series 2029 Convertible Preferred Shares.

(e)       Status of Redeemed, Converted or Repurchased Shares. 6.95% Series 2029 Convertible Preferred Shares that at any time have been converted into Common Shares as provided herein or redeemed or repurchased by the Trust shall, after such conversion, redemption or purchase, have the status of authorized but unissued shares of beneficial interest of the Trust.

(f)       Withholding. If any amount of withholding tax is payable with respect to any distribution or other amount paid or deemed paid with respect to the 6.95% Series 2029 Convertible Preferred Shares (including constructive distributions), the Trust may withhold such amount from any cash, property or Common Shares otherwise deliverable (whether presently or in the future) to the holder upon a distribution, redemption, conversion, or otherwise.

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IN WITNESS WHEREOF, XAI Octagon Floating Rate & Alternative Income Term Trust has caused these presents to be signed as of the date first written above in its name and on its behalf by its Chief Financial Officer and Treasurer and attested by its Secretary. Said officers of the Trust have executed this Appendix as officers and not individually, and the obligations and rights set forth in this Appendix are not binding upon any such officers, or the Trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

XAI OCTAGON FLOATING RATE &
ALTERNATIVE INCOME TERM TRUST

		By:	/s/ Benjamin D. McCulloch
			Name:	Benjamin D. McCulloch
			Title:	Chief Legal Officer and Secretary

ATTEST:

/s/ Kimberly A. Flynn
Name:	Kimberly A. Flynn
Title:	Vice President

[Appendix C to Statement of Preferences | Signature Page]

Annex I

6.95% Series 2029 Convertible Preferred Shares

(Effective as of October 6, 2023)

Sub-Series	Date of Original Issue	Convertibility Date

Sub-Series A

[Annex I to Appendix C to Statement of Preferences]

FORM OF NOTICE OF CONVERSION

XAI Octagon Floating Rate & Alternative Income Term Trust

321 North Clark Street, Suite 2430

Chicago, IL 60654

Attention: [ ]

The undersigned registered owner of 6.95% Series 2029 Convertible Preferred Shares issued by XAI Octagon Floating Rate & Alternative Income Term Trust (the “Trust”) hereby exercises the option to convert the number of shares of each such Sub-Series below designated into Common Shares (and cash in lieu of fractional Common Shares, if applicable), in accordance with the terms of the Trust’s Statement of Preferences.

The undersigned represents that the Common Shares are being acquired for the holder’s own account and not as a nominee for any other party. The undersigned represents and warrants that all offers and sales by the undersigned of the Common Shares shall be made pursuant to either an effective registration statement or an exemption from registration under the Securities Act of 1933, as amended.

If the aggregate number of 6.95% Series 2029 Convertible Preferred Shares being converted by all holders thereof on the date hereof is less than 10,000 shares, the undersigned represents that the 6.95% Series 2029 Convertible Preferred Shares set forth below represents all 6.95% Series 2029 Convertible Preferred Shares held by the holder as of the date hereof that are eligible for conversion.

Capitalized terms used herein but not defined shall have the meanings ascribed to such terms in the Trust’s Statement of Preferences.

Sub-Series	Number of Shares

Holder:

(Print Legal Name of Holder)

(Signature of Duly Authorized Representative of Holder)

Address of Holder:

[Annex I to Appendix C to Statement of Preferences]